Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Fair Value of Benefit Plans Assets

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
	$	$
Change in benefit obligation:
Beginning balance	150,996	148,490
Service cost	8,800	9,768
Interest cost	4,975	4,974
Contributions by plan participants	292	481
Actuarial (gain) loss	15,982	3,396
Benefits paid	(5,476)	(9,501)
Plan settlements and amendments	(21,235)	(3,126)
Benefit obligations assumed on acquisition	1,083	3,125
Foreign currency exchange rate changes	(33,680)	(6,515)
Other	(133)	(96)

Ending balance	121,604	150,996

Change in fair value of plan assets:
Beginning balance	138,876	134,408
Actual return on plan assets	2,849	4,453
Contributions by the employer	12,283	14,609
Contributions by plan participants	292	481
Benefits paid	(5,456)	(9,470)
Plan settlements and amendments	(22,405)	(2,118)
Plan assets assumed on acquisition	998	2,502
Foreign currency exchange rate changes	(29,721)	(5,564)
Other	(558)	(425)

Ending balance	97,158	138,876

Funded status deficiency	(24,446)	(12,120)

Amounts recognized in the balance sheets:
Other long-term liabilities	24,446	12,120
Accumulated other comprehensive loss:
Net actuarial losses	(32,060)	(20,922)

(1)	As at December 31, 2014, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2015 is $(1.9) million.

Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2014	December 31, 2013
	$	$
Benefit obligation	90,042	88,140
Fair value of plan assets	64,631	71,955
Accumulated benefit obligation	60,828	1,319
Fair value of plan assets	55,095	689

Components of Net Periodic Pension Cost Relating to Benefit Plans

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Net periodic pension cost:
Service cost	8,800	9,768	9,921
Interest cost	4,975	4,974	4,392
Expected return on plan assets	(5,333)	(5,688)	(5,270)
Amortization of net actuarial loss	7,148	1,484	1,980
Plan settlement	(3,332)	973	—
Other	557	425	577

Net cost	12,815	11,936	11,600

Components of Other Comprehensive Loss Relating to Plans

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Other comprehensive income (loss):
Net (loss) gain arising during the period	(14,954)	(3,930)	6,143
Amortization of net actuarial loss	7,148	1,484	1,979
Plan settlement	(3,332)	973	—

Total (loss) income	(11,138)	(1,473)	8,122

Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans

The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2015	6,744
2016	5,373
2017	6,654
2018	4,707
2019	5,409
2020 – 2024	28,664

Total	57,551

Fair Value of Plan Assets

The fair value of the plan assets, by category, as of December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Pooled Funds (1)	66,563	98,338
Mutual Funds (2)
Equity investments	7,343	18,080
Debt securities	6,119	3,811
Real estate	1,530	2,108
Cash and money market	12,238	8,796
Other	3,365	7,743

Total	97,158	138,876

(1)

The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.

(2)

The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

Schedule of Assumptions Used

The weighted average assumptions used to determine benefit obligations at December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Discount rates	2.9%	3.9%
Rate of compensation increase	4.2%	4.7%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Discount rates	2.9%	3.9%	3.0%
Rate of compensation increase	4.2%	4.7%	5.5%
Expected long-term rates of return (1)	4.0%	4.8%	4.8%

(1)

To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.